Reconciliation of Reported Amount of Income Tax Expense (Detail) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Benefit for income taxes computed at federal statutory rate				$ (7,385,656)	$ (3,250,410)
State income taxes, net of federal tax benefit				(407,156)	(214,899)
Non-deductible expenses				3,024,860	7,472
Increase in valuation allowance				4,622,286	3,459,087
Other, net				150,963
Provision for income taxes	$ (822)	$ 1,250	$ 5,297	$ 5,297	$ 1,250
Effective tax rate				(0.07%)	(0.04%)